Offerings - Offering: 1	Oct. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	41,173,012
Maximum Aggregate Offering Price	$ 12,920,091.17
Fee Rate	0.0087%
Amount of Registration Fee	$ 1,124.05
Offering Note	Rule 457(f) Fee Calculation Details
This Registration Statement registers additional shares of Common Stock, par value $0.0001 per share, of XCF Global, Inc. (the “Registrant”) for issuance in connection with the mergers and other transactions contemplated by the Business Combination Agreement, dated as of April 13, 2026 (as amended by Amendment No. 1, dated as of September 14, 2026), by and among the Registrant, DevvStream Corp., Southern Energy Renewables Inc., DevvStream Merger Sub Inc. and Southern Merger Sub Inc. In accordance with Rule 462(b) under the Securities Act of 1933, as amended, the proposed maximum aggregate offering price of additional securities registered hereunder ($12,920,091.17) does not exceed 20% of the proposed maximum aggregate offering price of $64,600,457.10 set forth in the Registrant’s Prior Registration Statement on Form S-4 (Registration No. 333-296774).

The number of additional shares registered hereunder equals the quotient of (i) $12,920,091.42 divided by (ii) $0.3138 (the average of the high and low prices of the Registrant’s Common Stock on The Nasdaq Capital Market on October 8, 2026, which date is within five business days prior to the filing of this Registration Statement, determined pursuant to Rules 457(c) and 457(f)(1) under the Securities Act). The registration fee is calculated by multiplying the proposed maximum aggregate offering price of $12,920,091.17 by the fee rate of 0.000087, resulting in a fee of $1,124.05.